<SEQUENCE>1
<FILENAME>HANLON_2012q2.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hanlon Investment Management, Inc.
Address: 3393 Bargaintown Road, Suite 200
         Egg Harbor Township, NJ 08234

13F File Number:  028-14155

The instutitional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Ericson
Title:     CCO and General Counsel
Phone:     609-601-1200

Signature, Place, and Date of Signing:

 /s/ Thomas J. Ericson     Egg Harbor Township, NJ     August 07, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $298,248

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                          VALUE     SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANNALY CAP MANGEMENT INC       COM	        35710409       671    40000 SH	SOLE		             40000	  0        0
CAPE BANCORP INC 	       COM	        139209100     1189   143116 SH	SOLE		            143116 	  0	   0
CHEVRON CORP NEW	       COM	        166764100      484     4584 SH	SOLE		              4584	  0	   0
DREYFUS STRATEGIC MUNS INC     COM	        261932107      517    55000 SH	SOLE		             55000	  0	   0
ENVESTNET INC	               COM	        29404K106      120    10000 SH	SOLE		             10000	  0	   0
EXXON MOBIL CORP 	       COM	        30231G102      279     3264 SH	SOLE		              3264	  0	   0
GASTAR EXPL LTD 	       COM NEW	        367299203       46    24000 SH	SOLE		             24000	  0	   0
GENERAL ELECTRIC CO	       COM	        369604103      223    10709 SH	SOLE		             10709	  0	   0
ISHARES TR 	               BARCLYS 10-20YR	464288653    17615   128927 SH	SOLE		            128927	  0	   0
ISHARES TR 	               BARCLYS 20+ YR	464287432    17945   143329 SH	SOLE		            143329	  0	   0
ISHARES TR	               BARCLY USAGG B	464287226      256     2298 SH	SOLE		              2298	  0	   0
ISHARES TR	               HIGH YLD CORP	464288513    83948   919574 SH	SOLE		            919574	  0	   0
ISHARES TR	               S&P 500 GRW      464287309      743    10111 SH  SOLE                         10111        0        0
ISHARES TR 	               S&P 500 VALUE    464287408      513     8239 SH  SOLE                          8239        0        0
PENN NATL GAMING INC	       COM	        707569109     2272    50964 SH	SOLE		             50964	  0	   0
PIMCO ETF TR	               15+ YR US TIPS	72201R304     8757   126540 SH	SOLE		            126540	  0	   0
PIMCO ETF TR 	               25YR+ ZERO U S	72201R882    11833   102028 SH	SOLE		            102028	  0	   0
PIMCO HIGH INCOME FD 	       COM SHS	        722014107      948    70000 SH	SOLE		             70000	  0	   0
PIONEER MUN HIGH INCOME ADV    COM	        723762100      754    50000 SH	SOLE		             50000	  0	   0
POWERSHARES ETF TR 	       II BUILD AMER ETF73937B407    18306   616157 SH	SOLE		            616157	  0	   0
POWERSHARES GLOBAL ETF TRUST   SOVEREIGN DEBT	73936T573    18770   651053 SH	SOLE		            651053	  0	   0
POWERSHARES GLOBAL ETF TRUST   INSUR NATL MUN	73936T474     1921    76212 SH  SOLE		             76212	  0	   0
RAIT FINANCIAL TRUST	       COM NEW	        749227609       77    16666 SH	SOLE		             16666	  0	   0
SPDR SERIES TRUST	       BRCLYS YLD ETF	78464A417    82718  2096240 SH	SOLE		           2096240	  0	   0
SPDR GOLD TRUST	GOLD           SHS	        78463V107      357     2300 SH	SOLE		              2300	  0	   0
VANGUARD WORLD FD 	       EXTENDED DUR	921910709     8863    69640 SH	SOLE		             69640	  0	   0
VANGUARD BD INDEX FD INC       LONG TERM BOND	921937793    18123   190864 SH	SOLE		            190864	  0	   0